Commitments - Summary of Lease Commitments - Operating (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Lease commitments - operating	$ 512	$ 258	$ 224
Within One Year [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Lease commitments - operating	219	169	126
One to Five Years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Lease commitments - operating	$ 293	$ 89	$ 98